Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Western Midstream Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class A | Energy Transfer, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class A | MPLX, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class A | EnLink Midstream, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class A | Enterprise Products Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class A | Plains GP Holdings, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class A | Plains All American Pipeline, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Class A | Natural Gas/Natural Gas Liquid Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Class A | Crude/Refined Products Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Class C | Western Midstream Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class C | Energy Transfer, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class C | MPLX, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class C | EnLink Midstream, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class C | Enterprise Products Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class C | Plains GP Holdings, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class C | Plains All American Pipeline, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Class C | Natural Gas/Natural Gas Liquid Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Class C | Crude/Refined Products Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Class I | Western Midstream Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class I | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class I | Energy Transfer, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class I | MPLX, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class I | EnLink Midstream, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class I | Enterprise Products Partners, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class I | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class I | Plains GP Holdings, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class I | Plains All American Pipeline, L.P. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Class I | Natural Gas/Natural Gas Liquid Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Class I | Crude/Refined Products Pipelines and Storage [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%